Other assets - Details of other assets (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2023 KRW (₩)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 KRW (₩)
Other assests [Line Items]
Total	₩ 3,841,787	$ 2,975,821	₩ 3,061,552
Lease assets
Other assests [Line Items]
Total	3,306,464		2,593,578
Prepaid expenses
Other assests [Line Items]
Total	345,202		287,323
Advance payments
Other assests [Line Items]
Total	95,025		99,772
Non-operational assets
Other assests [Line Items]
Total	34,625		23,340
Others
Other assests [Line Items]
Total	₩ 60,471		₩ 57,539